Vanguard® Consumer Staples Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Beverages (18.6%)
	Coca-Cola Co.	10,145,061	731,459
	PepsiCo Inc.	3,063,769	402,732
*	Monster Beverage Corp.	2,236,645	143,033
	Keurig Dr Pepper Inc.	3,966,519	133,553
	Constellation Brands Inc. Class A	517,964	92,348
	Molson Coors Beverage Co. Class B	695,791	37,287
	Brown-Forman Corp. Class B	831,543	27,724
*	Celsius Holdings Inc.	731,639	27,715
	Coca-Cola Consolidated Inc.	234,254	26,857
*	Boston Beer Co. Inc. Class A	70,743	16,260
*	Vita Coco Co. Inc.	401,037	14,273
	National Beverage Corp.	264,480	11,962
	MGP Ingredients Inc.	167,814	4,937
	Primo Brands Corp.	12,027	398
			1,670,538
Consumer Staples Distribution & Retail (36.8%)
	Costco Wholesale Corp.	1,155,404	1,201,828
	Walmart Inc.	11,418,809	1,127,265
	Kroger Co.	1,932,366	131,845
	Target Corp.	1,381,302	129,856
	Sysco Corp.	1,532,123	111,845
	Dollar General Corp.	730,317	71,023
*	Dollar Tree Inc.	700,331	63,212
*	US Foods Holding Corp.	794,549	62,865
	Casey's General Stores Inc.	129,196	56,557
*	BJ's Wholesale Club Holdings Inc.	465,806	52,734
*	Performance Food Group Co.	568,561	50,920
*	Sprouts Farmers Market Inc.	275,774	47,670
	Albertsons Cos. Inc. Class A	1,573,850	34,987
	Walgreens Boots Alliance Inc.	3,072,638	34,567
*	Maplebear Inc.	623,807	28,489
	PriceSmart Inc.	178,598	19,285
*	Chefs' Warehouse Inc.	275,795	17,590
*	United Natural Foods Inc.	534,815	16,349
	Weis Markets Inc.	196,214	14,873
*	Grocery Outlet Holding Corp.	979,463	13,301
	Andersons Inc.	365,459	12,978
	Ingles Markets Inc. Class A	155,836	9,709
	SpartanNash Co.	381,025	7,415
*	Guardian Pharmacy Services Inc. Class A	19,943	422
	Village Super Market Inc. Class A	10,591	409
	Natural Grocers by Vitamin Cottage Inc.	7,499	366
			3,318,360
Food Products (14.7%)
	Mondelez International Inc. Class A	3,823,813	258,069
	General Mills Inc.	1,749,141	94,908
	Kraft Heinz Co.	2,930,279	78,326
	Hershey Co.	486,640	78,198
	Archer-Daniels-Midland Co.	1,578,169	76,178
	Kellanova	914,581	75,572
	McCormick & Co. Inc.	790,845	57,518
	Tyson Foods Inc. Class A	1,002,645	56,309
	J M Smucker Co.	397,968	44,815
	Conagra Brands Inc.	1,820,503	41,671
	Bunge Global SA	517,773	40,464
	Hormel Foods Corp.	1,226,269	37,622
	Ingredion Inc.	261,196	36,338
	Lamb Weston Holdings Inc.	578,510	32,269
	Campbell's Co.	843,631	28,717

		Shares	Market Value ($000)
*	Post Holdings Inc.	228,842	25,308
	Cal-Maine Foods Inc.	239,725	22,997
*	Darling Ingredients Inc.	719,527	22,420
	Flowers Foods Inc.	1,181,572	19,969
*	Simply Good Foods Co.	574,136	19,813
	Lancaster Colony Corp.	114,037	19,090
*	Freshpet Inc.	215,952	17,311
	Pilgrim's Pride Corp.	349,901	17,201
	Fresh Del Monte Produce Inc.	445,797	15,746
	J & J Snack Foods Corp.	135,049	15,554
[1]	WK Kellogg Co.	728,725	12,330
*	Vital Farms Inc.	370,950	11,811
*	TreeHouse Foods Inc.	505,222	11,347
	Utz Brands Inc.	792,555	10,486
	Seaboard Corp.	3,285	8,795
	John B Sanfilippo & Son Inc.	101,431	6,303
	Tootsie Roll Industries Inc.	166,923	5,951
*	Mission Produce Inc.	518,102	5,792
	Calavo Growers Inc.	190,212	5,240
*	Seneca Foods Corp. Class A	53,035	5,002
	B&G Foods Inc.	882,016	3,713
*,1	Westrock Coffee Co.	429,749	2,957
*,1	Beyond Meat Inc.	706,122	2,069
*	Hain Celestial Group Inc.	1,032,150	1,930
			1,326,109
Household Products (17.6%)
	Procter & Gamble Co.	6,013,125	1,021,570
	Colgate-Palmolive Co.	2,294,910	213,289
	Kimberly-Clark Corp.	1,014,638	145,864
	Church & Dwight Co. Inc.	800,981	78,745
	Clorox Co.	365,886	48,253
	WD-40 Co.	83,817	20,420
*	Central Garden & Pet Co. Class A	494,622	15,813
	Reynolds Consumer Products Inc.	651,886	14,394
	Spectrum Brands Holdings Inc.	222,714	12,866
	Energizer Holdings Inc.	544,842	12,689
*	Central Garden & Pet Co.	106,426	3,838
	Oil-Dri Corp. of America	8,026	403
			1,588,144
Personal Care Products (3.7%)
	Kenvue Inc.	5,876,167	140,264
	Estee Lauder Cos. Inc. Class A	815,936	54,619
*	e.l.f. Beauty Inc.	297,071	33,417
*	BellRing Brands Inc.	510,414	32,131
	Interparfums Inc.	138,004	18,799
*	Coty Inc. Class A	3,105,922	15,312
	Edgewell Personal Care Co.	507,914	14,029
*	Herbalife Ltd.	1,138,544	8,892
	Nu Skin Enterprises Inc. Class A	555,531	4,794
*	USANA Health Sciences Inc.	127,472	3,808
*	Olaplex Holdings Inc.	1,514,748	1,999
*	Medifast Inc.	124,796	1,756
*	Beauty Health Co.	919,453	1,499
*	Honest Co. Inc.	71,674	360
			331,679
Tobacco (8.3%)
	Philip Morris International Inc.	2,319,093	418,805
	Altria Group Inc.	4,942,839	299,586
	Universal Corp.	261,680	17,111
	Turning Point Brands Inc.	199,611	14,835
			750,337
Total Common Stocks (Cost $7,735,053)			8,985,167

		Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.342% (Cost $27,129)	271,327	27,130
Total Investments (100.0%) (Cost $7,762,182)			9,012,297
Other Assets and Liabilities—Net (0.0%)			(967)
Net Assets (100.0%)			9,011,330
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,573.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,874 was received for securities on loan, of which $7,872 is held in Vanguard Market Liquidity Fund and $2 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/29/25	BANA	7,913	(4.337)	42	—
McCormick & Co Inc.	8/29/25	BANA	5,091	(4.337)	—	(19)
Sprouts Farmers Market Inc.	8/29/25	BANA	11,754	(4.337)	—	(42)
					42	(61)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,985,167	—	—	8,985,167
Temporary Cash Investments	27,130	—	—	27,130
Total	9,012,297	—	—	9,012,297
Derivative Financial Instruments
Assets
Swap Contracts	—	42	—	42
Liabilities
Swap Contracts	—	(61)	—	(61)